Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: December 11, 2024

Payment Date	12/16/2024
Collection Period Start	11/1/2024
Collection Period End	11/30/2024
Interest Period Start	11/15/2024
Interest Period End	12/15/2024

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$385,938,477.43	$30,028,318.60	$355,910,158.83	0.536664	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$593,628,477.43	$30,028,318.60	$563,600,158.83

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$632,143,043.97	$600,070,869.30	0.296213
YSOC Amount	$33,766,872.48	$31,723,016.41
Adjusted Pool Balance	$598,376,171.49	$568,347,852.89
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$385,938,477.43	3.17000%	30/360	$1,019,520.81
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$593,628,477.43			$1,625,612.31

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$632,143,043.97	$600,070,869.30
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$598,376,171.49	$568,347,852.89
Number of Receivables Outstanding	53,922	52,825
Weighted Average Contract Rate	3.60%	3.61%
Weighted Average Remaining Term (months)	31.5	30.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,918,630.83
Principal Collections	$31,741,998.65
Liquidation Proceeds	$204,177.46
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$33,864,806.94
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$33,864,806.94

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$526,785.87	$526,785.87	$—	$—	$33,338,021.07
Interest - Class A-1 Notes	$—	$—	$—	$—	$33,338,021.07
Interest - Class A-2 Notes	$—	$—	$—	$—	$33,338,021.07
Interest - Class A-3 Notes	$1,019,520.81	$1,019,520.81	$—	$—	$32,318,500.26
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$31,901,480.59
First Allocation of Principal	$—	$—	$—	$—	$31,901,480.59
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$31,844,668.84
Second Allocation of Principal	$—	$—	$—	$—	$31,844,668.84
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$31,782,476.59
Third Allocation of Principal	$6,300,624.54	$6,300,624.54	$—	$—	$25,481,852.05
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,411,784.22
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,431,784.22
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,431,784.22
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,684,090.16
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,684,090.16
Remaining Funds to Certificates	$1,684,090.16	$1,684,090.16	$—	$—	$—
Total	$33,864,806.94	$33,864,806.94	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$33,766,872.48
Increase/(Decrease)	$(2,043,856.07)
Ending YSOC Amount	$31,723,016.41

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$598,376,171.49	$568,347,852.89
Note Balance	$593,628,477.43	$563,600,158.83
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	32	$330,176.02
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	175	$204,177.46
Monthly Net Losses (Liquidation Proceeds)			$125,998.56
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.18%
Preceding Collection Period			0.27%
Current Collection Period			0.25%
Four-Month Average Net Loss Ratio			0.18%
Cumulative Net Losses for All Periods			$4,617,174.01
Cumulative Net Loss Ratio			0.23%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.47%	186	$2,793,405.30
60-89 Days Delinquent	0.15%	60	$894,630.90
90-119 Days Delinquent	0.06%	21	$366,091.18
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.68%	267	$4,054,127.38

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$92,703.47
Total Repossessed Inventory		18	$310,095.32

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		81	$1,260,722.08
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.19%
Second Preceding Collection Period			0.21%
Preceding Collection Period			0.21%
Current Collection Period			0.21%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.62	0.10%	45	0.09%